COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 10: - COMMITMENTS AND CONTINGENCIES

Commitments:

The Company has contractual obligations to make future payments related to its long-term operating leases, which are presented in Note 11 - “Leases”. Other contract obligations include various non-cancelable purchase obligations and agreements with minimum spend commitments entered into in the ordinary course of business, each of which is individually immaterial.

Litigation:

The Company and certain of its directors and officers are defendants in a putative class action lawsuit in the United States Southern District of New York. An amended complaint was filed on February 18, 2025, alleging certain violations of the Securities Act of 1933 and the Securities Exchange Act of 1934 in connection with and following the Company’s initial public offering. On April 21, 2025, the Company and certain of its officers and directors (the “Defendants”) filed a joint motion to dismiss the amended complaint. Plaintiffs subsequently filed a second amended complaint on June 6, 2025, which added allegations under Sections 11 and 15 of the Securities Act of 1933 in connection with the Company’s secondary public offering of March 15, 2024. On June 26, 2025, the Defendants filed a joint motion to dismiss the second amended complaint. On July 28, 2025, the plaintiffs filed a brief in opposition to the joint motion to dismiss the second amended complaint. On August 27, 2025, the Defendants filed a reply brief in support of their joint motion to dismiss the second amended complaint. The Company and its officers and directors believe they have meritorious defenses and plan to vigorously defend this action. As of the date hereof, the parties are waiting for a court decision on this matter.

NOTE 10: - COMMITMENTS AND CONTINGENCIES (Cont.)

From time to time, the Company is party to various legal proceedings, claims and litigation that arise in the normal course of business. In the opinion of management, the ultimate outcome of these matters will not have a material adverse effect on the Company’s financial position, results of operations or cash flows. Accruals for loss contingencies are recorded when a loss is probable, and the amount of such loss can be reasonably estimated.